INVESTMENT IN AFFILIATES (Schedule of Financial Information) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Balance sheets:
Current assets	$ 166,299	$ 113,214
Non-current assets	52,729	48,595	$ 46,571
Current liabilities	33,983	38,124
Statements of operation:
Revenues	178,015	152,116	113,794
Gross profit	44,098	33,014	22,468
Net income attributable to the Company	16,822	11,167	4,672
TAT-Engineering LLC [Member]
Balance sheets:
Current assets	7,425	3,512
Non-current assets	706	1,093
Current liabilities	2,319	1,721
Statements of operation:
Revenues	5,126	3,366	2,702
Gross profit	3,282	2,095	1,739
Net income	2,969	1,414	987
Net income attributable to the Company	$ 1,488	$ 809	$ 503